UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08659

                               Henssler Funds Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              3735 Cherokee Street
                               Kennesaw, GA 30144
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-936-3863

Date of fiscal year end:     4/30/2005

Date of reporting period:   10/31/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.
                                     [LOGO]

                                  THE HENSSLER
                                   EQUITY FUND
                                ----------------
                                Lighting the Way

                                      |_|

                               SEMI ANNUAL REPORT
                                OCTOBER 31, 2004

                                      |_|

                            THE HENSSLER EQUITY FUND
                              3735 CHEROKEE STREET
                               KENNESAW, GA 30144

                                      |_|

                                 1-800-936-3863
                                WWW.HENSSLER.COM

[LOGO]                                                                  TABLE OF
                                                                        CONTENTS
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

     Letter to the Shareholders .........................................  3-4
     Expenses ...........................................................  5-6
     Top Ten Holdings and Asset Allocation ..............................  7
     Schedule of Investments ............................................  8-12
     Statement of Assets & Liabilities ..................................  13
     Statement of Operations ............................................  14
     Statement of Changes in Net Assets .................................  15
     Financial Highlights ...............................................  16-17
     Notes to the Financial Statements ..................................  18-22
     Independent Directors and Officers .................................  23


2  =============================================================================

[LOGO]                                                                 LETTER TO
                                                                THE SHAREHOLDERS

--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

November 11, 2004

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund ("The Fund"). The Fund's return for the last year through October 31, 2004, was up 6.90% versus an increase of 9.42% for the Standard & Poor's 500 Index (S&P 500). Since inception on June 10, 1998, The Fund has returned 4.97% versus an increase of 1.73% for the S&P 500 on an annualized basis.

The Fund continues to perform well among its peers. For the five-year period through October 31, 2004, Morningstar ranked The Fund as a Large Cap Blend Fund, and stated that The Fund finished in the top nine percent (9%) of Large Cap Blend funds for that period. The ranking compares performance among funds with the same investment objectives. There were eight hundred sixty-five (865) funds classified as Large Cap Blend funds. Of course, we caution investors that past performance is no guarantee of future results.

Our investment strategy remains intact. We will continue to buy only the strongest companies around. We always want to own companies that will not only survive the next recession but also the next depression.

Our long-term investment strategy continues to focus on the over weighting of our positions in Technology, Health Care, and Financial sectors. We are currently slightly over-weighted in Technology, Financials, Consumer Staples, Energy and Health Care. Since the last report we have initiated new positions in Nokia Corp. and Synovus Financial Corp.

With the addition of new high quality stocks, we also eliminated several positions. During the past six months we eliminated Cardinal Health Inc., Lincare Holdings Inc., Mylan Labs, and Southtrust Corp. We are confident that our decisions enhanced the quality of The Henssler Equity Fund and will contribute to the Fund's performance as the market and the economy continues to get stronger.

Continued on next page.


=============================================================================  3

[LOGO]                                                                 LETTER TO
                                                                THE SHAREHOLDERS

--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our website at www.henssler.com. You can review The Henssler Equity Fund link as often as you like. Each quarter through our website, we provide details on our top 10 holdings, industry allocation, and other statistics. We also provide on our website media appearance information and links to articles in which the Fund's management team has been quoted.

On behalf of our board of directors and management team, we thank you for the trust and confidence you have shown by using The Henssler Equity Fund as your investment vehicle.

Yours very truly,


Gene W. Henssler, Ph.D.                         Theodore L. Parrish, CFA
Co-Manager                                      Co-Manager

This report is intended for The Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.


4  =============================================================================

[LOGO]                                                                  EXPENSES
                                                                     (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

      This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2004, through October 31, 2004.

Actual Expenses

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

      The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

Continued on next page.


=============================================================================  5

[LOGO]                                                                  EXPENSES
                                                                     (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                                         Expenses Paid
                                                                         During Period*
                                        Beginning        Ending           May 1, 2004
                                      Account Value   Account Value         through
                                       May 1, 2004   October 31, 2004   October 31, 2004
                                       -----------   ----------------   ----------------
Actual                                  $1,000.00        $  999.30           $6.55
Hypothetical
  (5% return before expenses)            1,000.00         1,018.50            6.61

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.07)% for the six-month period of May 1, 2004, to October 31, 2004.


6  =============================================================================

[LOGO]                                                          TOP TEN HOLDINGS
                                                AND ASSET ALLOCATION (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

          Top Ten Holdings                                   Asset Allocation
          (% of Net Assets)                                  (% of Net Assets)
Pepsico, Inc.                   5.01%     Financials                               21.87%
Target Corp.                    4.58%     Information Technology                   16.66%
PACCAR, Inc.                    4.29%     Healthcare                               16.58%
Exxon/Mobil Corp.               3.97%     Consumer Staples                         13.62%
MBNA Corp.                      3.90%     Consumer Discretionary                   10.05%
Bank of America Corp.           3.52%     Industrials                               9.67%
Johnson & Johnson               3.28%     Energy                                    8.43%
Citigroup, Inc.                 3.23%     Materials                                 3.33%
UnitedHealth Group, Inc.        3.02%     Liabilities in excess of Assets, Net     (0.21)%
Illinois Tool Works, Inc.       3.01%                                             ------
                               -----                                              100.00%
                               37.81%                                             ======
                               =====


=============================================================================  7

[LOGO]                                                               SCHEDULE OF
                                                         INVESTMENTS (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                                Shares              Value
                                                              ---------         -------------
COMMON STOCK -- 100.21%

   Consumer Discretionary -- 10.05%

         Building-Residential/Commercial
         Lennar Corp.                                            56,500         $   2,541,370
                                                                                -------------

         Leisure & Recreational Products
         Harley-Davidson, Inc.                                   27,800             1,600,446
                                                                                -------------

         Multimedia
         Walt Disney Co.                                        118,325             2,984,157
                                                                                -------------

         Retail-Major Department Stores
         Target Corp.                                           119,370             5,970,887
                                                                                -------------
            Total Consumer Discretionary                                           13,096,860
                                                                                -------------

   Consumer Staples -- 13.62%

         Beverages-Non-alcoholic
         Pepsico, Inc.                                          131,675             6,528,447
                                                                                -------------

         Brewery
         Anheuser-Busch Companies, Inc.                          61,770             3,085,412
                                                                                -------------

         Cosmetics & Toiletries
         Kimberly-Clark Corp.                                    61,835             3,689,694
                                                                                -------------

         Food-Wholesale/Distribution
         Sysco Corp.                                            107,950             3,483,547
                                                                                -------------

         Retail-Drug Stores
         Walgreen Co.                                            26,770               960,775
                                                                                -------------
            Total Consumer Staples                                                 17,747,875
                                                                                -------------

    The accompanying notes are an integral part of the financial statements.


8  =============================================================================

[LOGO]                                                               SCHEDULE OF
                                                         INVESTMENTS (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                                Shares              Value
                                                              ---------         -------------
   Energy -- 8.43%

         Oil Company-Integrated
         BP PLC ADR                                              66,400         $   3,867,800
         Exxon/Mobil Corp.                                      105,014             5,168,789
         Royal Dutch Petroleum Co. GDR                           36,080             1,956,979
                                                                                -------------
            Total Energy                                                           10,993,568
                                                                                -------------

   Financials -- 21.87%

         Commercial Banks-Southern US
         Synovus Financial Corp.                                 95,000             2,583,050
                                                                                -------------

         Commercial Banks-Super Regional US
         TCF Financial Corp.                                     82,200             2,590,944
                                                                                -------------

         Finance-Credit Card
         MBNA Corp.                                             198,263             5,081,481
                                                                                -------------

         Finance-Diversified Services
         Citigroup, Inc.                                         95,000             4,215,150
                                                                                -------------

         Insurance-Multi-Line
         American International Group, Inc.                      58,509             3,552,081
                                                                                -------------

         Investment Management/Advisory Services
         Goldman Sachs Group, Inc.                               37,600             3,699,088
         T. Rowe Price Group, Inc.                               39,300             2,191,761
                                                                                -------------
                                                                                    5,890,849
                                                                                -------------
         Money Center Banks
         Bank of America Corp.                                  102,400             4,586,496
                                                                                -------------
            Total Financials                                                       28,500,051
                                                                                -------------

    The accompanying notes are an integral part of the financial statements.


=============================================================================  9

[LOGO]                                                               SCHEDULE OF
                                                         INVESTMENTS (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                                Shares              Value
                                                              ---------         -------------
   Healthcare -- 16.58%

         Disposable Medical Products
         C.R. Bard, Inc.                                         25,400         $   1,442,720
                                                                                -------------

         Healthcare-Distributor & Services
         Omnicare, Inc.                                          68,000             1,876,120
                                                                                -------------
                                                                                    1,876,120
                                                                                -------------
         Medical Instruments
         Medtronic, Inc.                                         39,600             2,023,956
                                                                                -------------

         Medical Products
         Baxter International, Inc.                              40,000             1,230,400
         Johnson & Johnson                                       73,170             4,271,665
                                                                                -------------
                                                                                    5,502,065
                                                                                -------------
         Medical- Drugs
         Eli Lilly & Co.                                         56,200             3,085,942
         Pfizer, Inc.                                           129,500             3,749,025
                                                                                -------------
                                                                                    6,834,967
                                                                                -------------
         Medical- HMO
         UnitedHealth Group, Inc.                                54,300             3,931,320
                                                                                -------------
            Total Healthcare                                                       21,611,148
                                                                                -------------

   Industrials -- 9.67%

         Auto-Medium & Heavy Duty Trucks
         PACCAR, Inc.                                            80,643             5,589,366
                                                                                -------------

         Diversified Manufacturing
         General Electric Co.                                    90,535             3,089,054
         Illinois Tool Works, Inc.                               42,500             3,921,900
                                                                                -------------
                                                                                    7,010,954
                                                                                -------------
            Total Industrials                                                      12,600,320
                                                                                -------------

    The accompanying notes are an integral part of the financial statements.


10 =============================================================================

[LOGO]                                                               SCHEDULE OF
                                                         INVESTMENTS (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                                Shares              Value
                                                              ---------         -------------
   Information Technology -- 16.66%

         Computer Services
         Affiliated Computer Services, Inc.*                     52,500         $   2,863,875
         Sungard Data Systems, Inc.*                            131,800             3,491,382
                                                                                -------------
                                                                                    6,355,257
                                                                                -------------
         Computer Software
         Microsoft Corp.                                         67,900             1,900,521
                                                                                -------------

         Computer-Micro
         Dell, Inc.*                                             53,200             1,865,192
         International Business Machines Corp.                   40,100             3,598,975
                                                                                -------------
                                                                                    5,464,167
                                                                                -------------
         Data Processing/Management
         Automatic Data Processing, Inc.                         47,500             2,061,025
                                                                                -------------

         Electronic Components-Semiconductors
         Applied Materials, Inc.*                               133,700             2,152,570
         Intel Corp.                                             64,440             1,434,434
                                                                                -------------
                                                                                    3,587,004
                                                                                -------------
         Telecommunication Equipment
         Nokia Corp. ADR                                        152,000             2,343,840
                                                                                -------------
            Total Information Technology                                           21,711,814
                                                                                -------------

   Materials -- 3.33%

         Chemical - Diversified
         E.I. du Pont de Nemours & Co.                           53,500             2,293,545
         Praxair, Inc.                                           48,500             2,046,700
                                                                                -------------
            Total Materials                                                         4,340,245
                                                                                -------------

         TOTAL COMMON STOCK (COST $112,958,934)                                   130,601,881
                                                                                -------------

    The accompanying notes are an integral part of the financial statements.


============================================================================= 11

[LOGO]                                                               SCHEDULE OF
                                                         INVESTMENTS (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                                  Value
                                                              -------------
         TOTAL INVESTMENTS
         (COST $112,958,934+) -- 100.21%                        130,601,881
         LIABILITIES IN EXCESS OF OTHER
         ASSETS, NET -- (0.21)%                                    (268,739)
                                                              -------------
         NET ASSETS -- 100%                                   $ 130,333,142
                                                              =============

         * Non-income producing security.
         ADR - American Depository Receipt
         GDR - Global Depository Receipt

+ Cost for federal income tax purposes is $113,030,322 and net unrealized appreciation consists of:

             Gross unrealized appreciation:     $ 20,565,731
             Gross unrealized depreciation:       (2,994,172)
                                                ------------
               Net unrealized appreciation:     $ 17,571,559
                                                ============

    The accompanying notes are an integral part of the financial statements.


12 =============================================================================

[LOGO]                                                     STATEMENT OF ASSETS &
                                                         LIABILITIES (UNAUDITED)
                                                          AS OF OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

Assets:
     Investments, at market (identified cost $112,958,934)        $ 130,601,881
     Receivables:
          Capital shares sold                                            68,662
          Dividends and interest                                         50,734
          Investments sold                                              687,591
     Prepaid insurance                                                    8,264
                                                                  -------------
                Total assets                                        131,417,132
                                                                  -------------

Liabilities:
    Payables:
          Capital shares redeemed                                       343,455
          Line of credit                                                592,337
          Advisory fees due to advisor                                   53,458
          Directors' fees                                                 3,126
          Officers' fees                                                 13,695
          Operating service fees due to advisor                          77,919
                                                                  -------------
                Total liabilities                                     1,083,990
                                                                  -------------

Net Assets                                                        $ 130,333,142
                                                                  =============

Net Assets consist of:
    Common stock                                                  $         968
    Additional capital paid-in                                      114,000,871
    Undistributed net investment income                                 207,225
    Accumulated net realized losses on investments                   (1,518,869)
    Net unrealized appreciation of investments                       17,642,947
                                                                  -------------

Net Assets, for 9,679,469 shares outstanding                      $ 130,333,142
                                                                  =============

Net Asset Value, offering and redemption price per share          $       13.46
                                                                  =============

    The accompanying notes are an integral part of the financial statements.


============================================================================= 13

[LOGO]                                                              STATEMENT OF
                                                          OPERATIONS (UNAUDITED)
                                 FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

Investment Income:
    Interest                                                          $   9,337
    Dividends (Net of foreign taxes of $4,876)                          948,862
                                                                      ---------
               Total investment income                                  958,199
                                                                      ---------

Expenses:
    Advisory fees                                                       322,586
    Directors' fees                                                       6,899
    Insurance fees                                                       13,106
    Interest expense -- line of credit                                      525
    Officers' compensation fees                                          42,346
    Operating service fees                                              451,620
                                                                      ---------
           Total expenses                                               837,082
                                                                      ---------

    Net investment income                                               121,117
                                                                      ---------

Realized and Unrealized Gain (Loss) on Investments:
    Net realized gain on investments                                    547,599
    Net change in unrealized appreciation on investments               (757,573)
                                                                      ---------
    Net loss on investments                                            (209,974)
                                                                      ---------

Net decrease in net assets resulting from operations                  $ (88,857)
                                                                      =========

    The accompanying notes are an integral part of the financial statements.


14 =============================================================================

[LOGO]                                                             STATEMENTS OF
                                                           CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                                            Six-Month
                                                                          Period Ended
                                                                         October 31, 2004     Year Ended
                                                                            (Unaudited)     April 30, 2004
                                                                         ----------------   --------------
Operations:
     Net investment income                                                $     121,117     $     240,851
     Net realized gain on investments                                           547,599         2,419,720
     Net change in unrealized appreciation (depreciation) on investments       (757,573)       16,834,437
                                                                          -------------     -------------

Net increase (decrease) in net assets resulting from operations                 (88,857)       19,495,008
                                                                          -------------     -------------

Distributions to shareholders from:
     Net investment income                                                           --          (325,774)
     Net realized gains                                                              --                --
                                                                          -------------     -------------
                                                                                     --          (325,774)
                                                                          -------------     -------------

Capital Share Transactions:
     Proceeds from shares sold                                               24,969,334        48,107,506
     Proceeds from shares issued to holders in reinvestment of dividends             --           305,363
     Cost of shares redeemed                                                (14,688,616)      (21,219,767)
                                                                          -------------     -------------
Increase in net assets from capital share transactions                       10,280,718        27,193,102
                                                                          -------------     -------------

     Increase in net assets                                                  10,191,861        46,362,336

Net Assets:
     Beginning of year                                                      120,141,281        73,778,945
                                                                          -------------     -------------
     End of quarter                                                       $ 130,333,142     $ 120,141,281
                                                                          =============     =============
          Undistributed net investment income                             $     207,225     $      86,108
                                                                          -------------     -------------

    The accompanying notes are an integral part of the financial statements.


============================================================================= 15

[LOGO]                                                                 FINANCIAL
                                                                      HIGHLIGHTS

--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

   The tables below sets forth financial data for one share of capital stock outstanding throughout each year presented.

                                   For the Six-Month
                                     Period Ended      For the Year    For the Year    For the Year    For the Year    For the Year
                                    October 31, 2004      Ended            Ended          Ended           Ended           Ended
                                      (Unaudited)     April 30, 2004  April 30, 2003  April 30, 2002  April 30, 2001  April 30, 2000
                                   -----------------  --------------  --------------  --------------  --------------  --------------
Net Asset Value, Beginning of Year     $  13.47          $  10.85        $  12.43       $  13.12        $  13.29        $  11.74
                                       --------          --------        --------       --------        --------        --------

  Income From Investment
    Operations:
  Net investment income                    0.01              0.03            0.04             --            0.01            0.01
  Net gain (loss) on securities
    (both realized and unrealized)        (0.02)             2.63           (1.61)         (0.65)          (0.14)           1.56
                                       --------          --------        --------       --------        --------        --------
       Total from investment
          operations                      (0.01)             2.66           (1.57)         (0.65)          (0.13)           1.57
                                       --------          --------        --------       --------        --------        --------

  Distributions:
  Net realized capital gain                  --                --              --          (0.03)          (0.04)             --
  Net investment income                      --             (0.04)          (0.01)         (0.01)             --           (0.02)
                                       --------          --------        --------       --------        --------        --------
       Total distributions                   --             (0.04)          (0.01)         (0.04)          (0.04)          (0.02)
                                       --------          --------        --------       --------        --------        --------

Net Asset Value, End of Year           $  13.46          $  13.47        $  10.85       $  12.43        $  13.12        $  13.29
                                       ========          ========        ========       ========        ========        ========

Total Return                              (0.07)%           24.53%         (12.62)%        (4.99)%         (0.96)%         13.37%

Ratios/Supplemental Data
  Net assets, end of year
    (in 000s)                          $130,334          $120,141        $ 73,779       $ 39,360        $ 29,563        $ 22,120
  Ratio of expenses to average
    net assets                             1.30%             1.27%           1.22%          1.27%           1.21%           1.20%
  Ratio of net investment income
    to average net assets                  0.19%             0.25%           0.42%          0.00%           0.10%           0.10%
  Portfolio turnover rate                    12%               39%             22%            44%             49%             58%

    The accompanying notes are an integral part of the financial statements.


16 and 17 ======================================================================

[LOGO]                                                              NOTES TO THE
                                                FINANCIAL STATEMENTS (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Henssler Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Company has an authorized capital of 100,000,000 shares, classified as shares of common stock with a par value of $.0001 per share. The Fund's investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

      The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation -- Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by the Fund's Board of Directors. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

b) Repurchase agreements -- In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair market value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

d) Distributions to Shareholders -- Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.


18 =============================================================================

[LOGO]                                                              NOTES TO THE
                                                FINANCIAL STATEMENTS (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

e) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Reclassifications -- Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

g) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.    CAPITAL SHARE TRANSACTIONS

        Transactions in shares of the Fund were as follows:

                                            Period Ended          Year Ended
                                           October 31, 2004     April 30, 2004
                                           ----------------     --------------
Sold ....................................      1,861,663           3,732,949
Reinvested ..............................             --              23,081
Redeemed ................................     (1,099,082)         (1,641,480)
                                              ----------          ----------
Net Increase                                     762,581           2,114,550
                                              ==========          ==========

3.    INVESTMENT TRANSACTIONS

      The cost of purchases and the proceeds from sales of investments, excluding short-term investments, by the Fund for the six-month period ended October 31, 2004, were as follows:

               Purchases: ....................   $27,563,441
               Sales: ........................    15,649,188


============================================================================= 19

[LOGO]                                                              NOTES TO THE
                                                FINANCIAL STATEMENTS (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

4.    ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

      The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the "Adviser") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the six-month period ended October 31, 2004, the Adviser earned advisory fees of $322,586.

      The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Adviser to provide or arrange for day-to-day operational services to the Fund. Under the Servicing Agreement, the Adviser provides all of the Fund's day-to-day operational services, excluding costs of brokerage, interest, taxes, litigation, independent directors' fees and expenses, independent directors' legal fees, premiums for directors' liability insurance covering the Fund's independent directors, the Fund's allocable share of the salary and related costs for the Fund's chief compliance officer, and extraordinary expenses. For the six-month period ended October 31, 2004, the Fund incurred independent directors' fees, insurance premiums, and chief compliance officer's fees of $6,899, $13,106, and $42,346, respectively. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to the Fund's daily net assets. For the six-month period ended October 31, 2004, the Adviser earned fees of $451,620.

      The Fund and the Adviser have entered into an Investment Company Services Agreement (the "ICSA") with CITCO Mutual Fund Services, Inc. to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar, and record keeping services.

      The Fund and the Adviser have entered into a Distribution Agreement with CITCO Mutual Fund Distributors, Inc. to provide distribution services to the Fund. CITCO Mutual Fund Distributors, Inc. serves as underwriter/distributor of the Fund.

      Certain directors and officers of the Fund are directors and officers of the Adviser.


20 =============================================================================

[LOGO]                                                              NOTES TO THE
                                                FINANCIAL STATEMENTS (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2004, Charles Schwab & Co., owned of record in aggregate more than 36% of The Henssler Equity Fund. The shares are held under an omnibus account (where by the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

5.    REVOLVING LINE OF CREDIT

      Revolving Credit Agreement -- The Fund has a $5,000,000 Revolving Credit Agreement with Fifth Third Bank; Borrowings under this arrangement bear interest at the Overnight Funds Rate in effect on the day the loan is made. The Overnight Funds Rate means the rate of interest on overnight facilities, which the Bank is offering to other borrowers and potential borrowers of comparable financial condition to borrower on the business day a loan is made pursuant to this agreement. As of October 31, 2004, there were outstanding balances of $592,337, including interest of $165. For the six-month period ended October 31, 2004, the Fund incurred interest expenses of $525.

6.    DISTRIBUTION TO SHAREHOLDERS

      Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

      The tax character of distributions paid during the fiscal years 2004 and 2003 were as follows:

      Distributions paid from:                         2004         2003
                                                     --------     --------
             Ordinary income                         $325,774     $ 54,361
             Long-term Capital Gain                        --           --
                                                     --------     --------
                                                     $325,774     $ 54,361
                                                     ========     ========


============================================================================= 21

[LOGO]                                                              NOTES TO THE
                                                FINANCIAL STATEMENTS (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                          $     86,108
      Unrealized appreciation*                                 18,314,332
      Capital loss carryforward                                (1,980,280)
                                                             ------------
                                                             $ 16,420,160
                                                             ============

* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

      At April 30, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,980,280, which expires in 2011. Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.


22 =============================================================================

[LOGO]                                                     INDEPENDENT DIRECTORS
                                                        AND OFFICERS (UNAUDITED)
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

Independent Directors (Unaudited)

THE HENSSLER EQUITY FUND
Independent Directors (Unaudited)

                                                                                      Number of Portfolios
                                                                        Length of        in Fund Complex       Other
Name, Age and Address                             Position            Time Served     Overseen by Director     Directorships Held
------------------------------------------------------------------------------------------------------------------------------------
 Ladd Kochman (59)                                Director             Since 1998              One               None
 1000 Chastain Road
 Kennesaw, GA 30144-5591

 Principal Occupation During past 5 years:
 Professor of Finance, Kennesaw State University

------------------------------------------------------------------------------------------------------------------------------------

 Robert E. Nickels (61)                            Director            Since 2002              One               None
 2 Delegal's Retreat
 Savannah, GA 31411

 Principal Occupation During past 5 years:
 Retired

------------------------------------------------------------------------------------------------------------------------------------

 David P. O'Brien (64)                             Director            Since 2004              One               None
 2626 Brookwood Drive
 Atlanta, GA 30305

 Principal Occupation During past 5 years:
 MD, Urologist

------------------------------------------------------------------------------------------------------------------------------------

 Joseph W. Owen (43)                               Director            Since 2004              One               None
 126 Riverview Drive
 Suwanee, GA 30024

 Principal Occupation During past 5 years:
 Vice President, Xcellent, Inc.

------------------------------------------------------------------------------------------------------------------------------------

Additional Directors and Officers (Unaudited)

                                                                                      Number of Portfolios
                                                                        Length of        in Fund Complex       Other
Name, Age and Address                              Position           Time Served     Overseen by Director     Directorships Held
------------------------------------------------------------------------------------------------------------------------------------
 Gene W. Henssler, Ph.D. (64)                      Director,           Since 1998              One               None
 3735 Cherokee Street                              President
 Kennesaw, GA 30144                                Co-Portfolio
                                                   Manager
 Principal Occupation During past 5 years:
 President, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

------------------------------------------------------------------------------------------------------------------------------------

 Patricia T. Henssler, C.P.A. (49)                 Director,           Since 1998              One               None
 3735 Cherokee Street                              Executive V.P.,
 Kennesaw, GA 30144                                Treasurer

 Principal Occupation During past 5 years:
 Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, P.T., Henssler, C.P.A., LLC

------------------------------------------------------------------------------------------------------------------------------------

 William G. Lako, Jr. (34)                         Vice President      Since 1998              One               Cherokee
 3735 Cherokee Street                                                                                            National Trust
 Kennesaw, GA 30144

 Principal Occupation During past 5 years:
 Principal, G.W. Henssler & Associates, Ltd.

------------------------------------------------------------------------------------------------------------------------------------

 Scott L. Keller, CFA (38)                         Vice President      Since 1998              One               Cherokee
 3735 Cherokee Street                                                                                            National Trust
 Kennesaw, GA 30144

 Principal Occupation During past 5 years:
 Principal, G.W. Henssler & Associates, Ltd.

------------------------------------------------------------------------------------------------------------------------------------

 Theodore L. Parrish, CFA (32)                     Vice President      Since 1998              One               None
 3735 Cherokee Street                              Co-Portfolio
 Kennesaw, GA 30144                                Manager

 Principal Occupation During past 5 years:
 Principal, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

------------------------------------------------------------------------------------------------------------------------------------


============================================================================= 23

                                    Adviser:
                                    --------
                         Henssler Asset Management, LLC
                              3735 Cherokee Street
                               Kennesaw, GA 30144

                                      |_|

                                  Distributor:
                                  ------------
                      Citco Mutual Fund Distributors, Inc.
                     83 General Warren Boulevard, Suite 200
                               Malvern, PA 19355

                                      |_|

                                   Custodian:
                                   ----------
                           The Fifth Third Bank, N.A.
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                      |_|

              Transfer, Redemption, and Dividend Disbursing Agent:
              ----------------------------------------------------
                        Citco Mutual Fund Services, Inc.
                     83 General Warren Boulevard, Suite 200
                               Malvern, PA 19355

                                      |_|

                            Independent Accountants
                            -----------------------
                             Tait, Weller and Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                      |_|

                                 Legal Counsel
                                 -------------
                      Law Offices of Stephanie A. Dijinis
                         1749 Old Meadow Rd. Suite 310
                                McLean, VA 22102

ITEM 2. CODE OF ETHICS.

Not applicable at this time

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of December 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission. There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form

      (1) Certifications

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        The Henssler Funds, Inc.


                                        By /s/ Gene W. Henssler
                                           -------------------------------------
                                           Gene W. Henssler
                                           PRESIDENT

Date  01/09/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By /s/ Gene W. Henssler
                                           -------------------------------------
                                           Gene W. Henssler
                                           PRESIDENT

Date  01/09/2005


                                        By /s/ Patricia T. Henssler
                                           -------------------------------------
                                           Patricia T. Henssler
                                           Chief Financial Officer

Date  01/09/2005

* Print the name and title of each signing officer under his or her signature.